Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Expenses by nature [abstract]
Communications and promotions	$ 499,602	$ 494,417	$ 1,067,768	$ 2,269,665
Consulting and management fees	1,441,898	1,456,936	2,621,724	2,652,255
Foreign exchange loss (gain)	216	(30,738)	(915)	(33,101)
General office expenses	342,030	353,912	696,774	714,875
Professional fees	166,926	465,706	323,304	640,491
Share-based compensation	785,833	11,631,832	2,449,265	26,614,831
Travel expense	117,871	167,644	340,617	342,107
Operating Loss	3,354,376	14,539,709	7,498,537	33,201,123
Change in fair value of warrant liability	(10,671,800)	(10,900)	1,811,500	(131,300)
Finance costs		375,000	375,000	375,000
Finance income	(347,196)	(124,544)	(569,221)	(306,104)
Gain on sale of fixed assets		(6,078)		(6,078)
(Income) loss for the period before income taxes	(7,664,620)	14,773,187	9,115,816	33,132,641
Deferred income tax provision	60,406	59,741	104,822	101,649
(Income) loss for the period after income taxes	(7,604,214)	14,832,928	9,220,638	33,234,290
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Foreign currency translation	(591,231)	(3,505,268)	(4,674,523)	(8,122,984)
Total comprehensive (income) loss for the period	$ (8,195,445)	$ 11,327,660	$ 4,546,115	$ 25,111,306
Basic (income) loss per share	$ (0.13)	$ 0.39	$ 0.16	$ 0.86
Weighted average number of common shares outstanding-basic	58,952,156	38,440,754	56,514,859	38,425,994
Diluted (income) loss per share	$ (0.09)	$ 0.39	$ 0.16	$ 0.86
Weighted average number of common shares outstanding-diluted	82,312,801	38,440,754	56,514,859	38,425,994